CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDER'S (DEFICIT) EQUITY - USD ($)		Class A Ordinary Shares Common Stock	Class B Ordinary Shares Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Nov. 17, 2020			$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Nov. 17, 2020			0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 614,000 Private Placement Shares, Net			$ 518	24,482	0	25,000
Sale of 614,000 Private Placement Shares, Net (in shares)			5,175,000
Net loss	[1]		$ 0	0	(5,000)	(5,000)
Balance at the end at Dec. 31, 2020			$ 518	24,482	(5,000)	20,000
Balance at the end (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of 614,000 Private Placement Shares, Net		$ 61		6,139,939		6,140,000
Sale of 614,000 Private Placement Shares, Net (in shares)		614,000
Remeasurement adjustment for Class A ordinary shares subject to redemption amount				(6,164,421)	(5,764,487)	(11,928,908)
Net loss					(148,766)	(148,766)
Balance at the end at Mar. 31, 2021	[2]	$ 61	$ 518		(5,918,253)	(5,917,674)
Balance at the end (in shares) at Mar. 31, 2021	[2]	614,000	5,175,000
Balance at the beginning at Dec. 31, 2020			$ 518	$ 24,482	(5,000)	20,000
Balance at the beginning (in shares) at Dec. 31, 2020			5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss						(2,480,413)
Balance at the end at Sep. 30, 2021		$ 61	$ 518		(8,249,900)	(8,249,321)
Balance at the end (in shares) at Sep. 30, 2021		614,000	5,175,000
Balance at the beginning at Mar. 31, 2021	[2]	$ 61	$ 518		(5,918,253)	(5,917,674)
Balance at the beginning (in shares) at Mar. 31, 2021	[2]	614,000	5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(1,433,894)	(1,433,894)
Balance at the end at Jun. 30, 2021	[2]	$ 61	$ 518		(7,352,147)	(7,351,568)
Balance at the end (in shares) at Jun. 30, 2021	[2]	614,000	5,175,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss					(897,753)	(897,753)
Balance at the end at Sep. 30, 2021		$ 61	$ 518		$ (8,249,900)	$ (8,249,321)
Balance at the end (in shares) at Sep. 30, 2021		614,000	5,175,000

[1]	Included an aggregate of up to 675,000 Class B ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. On January 26, 2021, the Company effected a share capitalization pursuant to which we issued 862,500 additional Class B ordinary shares, resulting in its initial shareholders holding 5,175,000 Class B ordinary shares (see Note 5). All share and per-share amounts have been retroactively restated to reflect the share capitalization.
[2]	As restated for Class A ordinary shares subject to redemption (see Note 2).